PRINCIPAL TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Principal Transactions Revenue, Net [Abstract]
Principal transactions revenue
The following table presents principal transactions revenue for the years ended December 31:

In millions of dollars	2014	2013	2012
Global Consumer Banking	$787	$863	$808
Institutional Clients Group	5,908	6,494	4,330
Corporate/Other	(383)	(80)	(189)
Subtotal Citicorp	$6,312	$7,277	$4,949
Citi Holdings	386	25	31
Total Citigroup	$6,698	$7,302	$4,980
Interest rate contracts(1)	$3,657	$4,055	$2,380
Foreign exchange contracts(2)	2,008	2,307	2,493
Equity contracts(3)	(260)	319	158
Commodity and other contracts(4)	590	277	108
Credit products and derivatives(5)	703	344	(159)
Total	$6,698	$7,302	$4,980

(1)
Includes revenues from government securities and corporate debt, municipal securities, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.

(2)	Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as FX translation gains and losses.

(3)	Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.

(4)	Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.

(5)	Includes revenues from structured credit products.